Income taxes: (Details 3) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2011
Income tax recovery (expense)
Net income (loss) before income taxes	$ (46,954)	$ (97,036)	$ (41,721)
Income tax recovery (expense)
Current	(1,028)	(2,147)	68
Deferred	2,188	409	(489)
Total income tax recovery (expense)	1,160	(1,738)	(421)
Canada
Income tax recovery (expense)
Net income (loss) before income taxes	(45,899)	(93,688)	(39,219)
Income tax recovery (expense)
Current	(500)	(1,339)	(304)
Deferred		(53)	(32)
Total income tax recovery (expense)	(500)	(1,392)	(336)
United States
Income tax recovery (expense)
Net income (loss) before income taxes	(1,862)	(1,589)	(2,121)
Income tax recovery (expense)
Current	(95)	62
Total income tax recovery (expense)	(95)	62
Italy
Income tax recovery (expense)
Net income (loss) before income taxes	(1,342)	(318)	1,015
Income tax recovery (expense)
Current	(388)	(775)	372
Deferred	2,205	(25)	(457)
Total income tax recovery (expense)	1,817	(800)	(85)
Other
Income tax recovery (expense)
Net income (loss) before income taxes	2,149	(1,441)	(1,396)
Income tax recovery (expense)
Current	(45)	(95)
Deferred	(17)	487
Total income tax recovery (expense)	$ (62)	$ 392